Financial instruments and risk management (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Currency	USD	USD
Type of SWAP	SOFR X DI	LIBOR X DI
Debt	KFW/Finnvera	KFW/Finnvera
SWAP	Bank of America	JP Morgan and Bank of America
Total Debt	R$ 33,031	R$ 125,854
Total swap (Long position)	R$ 33,031	R$ 125,854
Coverage of percentage	100.00%	100.00%
Long position	1.17826	0.75
Short position	92.59%
Derivative Financial Instruments 1 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Short position		79.00%
Derivative Financial Instruments 1 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Short position		92.59%
Derivative Financial Instruments 2 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	BRL
Type of SWAP	IPCA x DI	IPCA x DI
Debt	BNB	BNB
SWAP	XP and ITAU	XP and ITAU
Total Debt	R$ 585,129	R$ 206,140
Total swap (Long position)	R$ 586,525	R$ 207,987
Coverage of percentage	100.00%	100.00%
Derivative Financial Instruments 2 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Long position	1.22	1.22
Short position	55.19%	67.73%
Derivative Financial Instruments 2 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Long position	1.49	1.49
Short position	69.50%	69.50%
Derivative Financial Instruments 3 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	USD
Type of SWAP	IPCA x DI	PRE x DI
Debt	DEBENTURE	The Bank of Nova Scotia
SWAP	ITAU	Scotiabank
Total Debt	R$ 1,972,245	R$ 485,498
Total swap (Long position)	R$ 1,976,088	R$ 485,740
Coverage of percentage	100.00%	100.00%
Long position	4.0432	1.73
Short position	0.95%	1.05%
Derivative Financial Instruments 4 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	BRL
Type of SWAP	IPCA x DI	PRE x DI
Debt	BNDES	BNP Paribas
SWAP	XP	BNP Paribas
Total Debt	R$ 385,592	R$ 515,068
Total swap (Long position)	R$ 386,743	R$ 517,727
Coverage of percentage	100.00%	100.00%
Long position	4.23	8.34
Short position	96.95%	1.07%
Derivative Financial Instruments 5 [Member]
IfrsStatementLineItems [Line Items]
Currency		BRL
Type of SWAP		IPCA x DI
Debt		DEBENTURE
SWAP		ITAU
Total Debt		R$ 1,880,389
Total swap (Long position)		R$ 1,882,880
Coverage of percentage		100.00%
Long position		4.17
Short position		0.95%
Derivative Financial Instruments 6 [Member]
IfrsStatementLineItems [Line Items]
Currency		BRL
Type of SWAP		IPCA x DI
Debt		BNDES
SWAP		XP
Total Debt		R$ 392,340
Total swap (Long position)		R$ 393,389
Coverage of percentage		100.00%
Long position		4.23
Short position		96.95%